Notes Payable to Related Parties - Schedule of Notes Payable to Related Parties (Details) (Parenthetical) - USD ($)	1 Months Ended		9 Months Ended	12 Months Ended
	May 31, 2016	Nov. 30, 2015	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Feb. 28, 2017	Jan. 01, 2014	Dec. 31, 2013	Jul. 01, 2012
Note payable			$ 1,145,000	$ 865,000	$ 255,000
Interest rate on notes							8.00%	20.00%
Purchases from related party				3,119,000	6,265,000
Note payable, current			125,856	68,471	28,969
Due to related parties			398,656	1,083,764	1,171,754
Officers and Shareholders [Member]
Note payable		$ 60,000	$ 195,000	195,000	195,000	$ 300,000			$ 200,000
Interest rate on notes		10.00%				14.00%
Percentage of accrued interest			10.00%
Debt instruments maturity		Dec. 31, 2016	Dec. 31, 2016
Note payable, current			$ 600,000	600,000	$ 600,000
Due to related parties			50,000	$ 70,000
Officers [Member]
Purchases from related party	$ 300,000
Percentage of accrued interest	8.00%
Debt instruments maturity	May 31, 2018
Shareholders [Member]
Purchases from related party	$ 300,000
Percentage of accrued interest	8.00%
Debt instruments maturity	May 31, 2018
Officers and Shareholders 1 [Member]
Note payable, current			$ 300,000